Goodwill - Narrative (Details) € in Millions			1 Months Ended	3 Months Ended	12 Months Ended			24 Months Ended
	Sep. 01, 2020 EUR (€)	Jun. 08, 2020 EUR (€) site phase	Aug. 31, 2021 EUR (€)	Sep. 01, 2020	Dec. 31, 2021 EUR (€)	Aug. 31, 2021	Dec. 31, 2020 EUR (€)	Dec. 31, 2023	Jul. 31, 2021	Jul. 01, 2021	Feb. 22, 2021
Disclosure of detailed information about intangible assets [line items]
Business plan, term					4 years
Business plan, cash flow, term					5 years
Business plan, normalization period, term					2 years
Goodwill
Disclosure of detailed information about intangible assets [line items]
Additions					€ 297		€ 5
Write-offs					(416)		(519)
Transfers					50		4,950
Disposals					353
Exchange rate impact					(3)		€ (2,895)
Goodwill | Cancom Ltd.
Disclosure of detailed information about intangible assets [line items]
Additions					284
Telefónica Peru | Goodwill
Disclosure of detailed information about intangible assets [line items]
Write-offs					€ 393
Telefónica Germany GmbH & Co. OHG
Disclosure of detailed information about intangible assets [line items]
Number of sites transferred | site		10,100
Proceeds from transfer of sites		€ 1,500
Number of phases, transfer of sites | phase		2
Proportion of sites transferred (as a percent)				60.00%
Proportion of sites to be transferred (as a percent)						40.00%
Telefonica Germany Mobilfunk Standortgesellschaft mbH
Disclosure of detailed information about intangible assets [line items]
Number of sites owned | site		6,000
InfraCo, SpA
Disclosure of detailed information about intangible assets [line items]
Proportion of voting equity transferred (as a percent)									60.00%
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
OIBDA margin estimate, term					2 years
Long-term capital expenditure (CapEx) ratio (as a percent)					12.00%
Growth rate used to extrapolate cash flow projections (as a percent)					0.80%		0.80%
Telefónica Spain | Goodwill | Operating segments
Disclosure of detailed information about intangible assets [line items]
Additions					€ 0		€ 0
Write-offs					0		0
Transfers					0		0
Disposals					8
Exchange rate impact					€ 0		€ 0
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
OIBDA margin estimate, term					2 years
Growth rate used to extrapolate cash flow projections (as a percent)					1.10%		1.00%
Telefónica Germany | Goodwill | Operating segments
Disclosure of detailed information about intangible assets [line items]
Additions					€ 0		€ 0
Write-offs					0		0
Transfers	€ 261				0		261
Disposals			€ 172		172
Exchange rate impact					€ 0		€ 0
Telefónica Germany and Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)					15.00%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
OIBDA margin estimate, term					2 years
Growth rate used to extrapolate cash flow projections (as a percent)					4.50%		4.50%
Telefónica Brazil | Goodwill | Operating segments
Disclosure of detailed information about intangible assets [line items]
Additions					€ 0		€ 0
Write-offs					0		0
Transfers					0		0
Disposals					36
Exchange rate impact					€ 56		(2,556)
Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)					1.50%
Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)					4.50%
Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Impairment loss, property, plant and equipment							269
Telefónica Argentina | Goodwill
Disclosure of detailed information about intangible assets [line items]
Write-offs							(519)
Telefónica Argentina | Intangible assets material to entity
Disclosure of detailed information about intangible assets [line items]
Write-offs							(106)
Telefónica Hispam | Goodwill | Operating segments
Disclosure of detailed information about intangible assets [line items]
Additions					€ 0		0
Write-offs					(393)		(519)
Transfers					13		0
Disposals					137
Exchange rate impact					€ (69)		(233)
Weighted Average Cost of Capital (WACC) | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis rate (in percentage)					10.00%
Change in key assumption rate (as a percent)					1.00%
Changes in key assumption rate, estimated additional impairment of goodwill					€ 180
Terminal Growth Rate | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis rate (in percentage)					2.40%
Change in key assumption rate (as a percent)					0.25%
Changes in key assumption rate, estimated additional impairment of goodwill					€ 40
OIBDA Margin | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					1.00%
Changes in key assumption rate, estimated additional impairment of goodwill					€ 100
OIBDA Margin | Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(1.50%)
OIBDA Margin | Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					1.50%
OIBDA Margin | Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(1.50%)
OIBDA Margin | Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					1.50%
OIBDA Margin | Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(2.00%)
OIBDA Margin | Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					2.00%
Investment/Sales Ratio | Telefónica Peru
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					0.50%
Changes in key assumption rate, estimated additional impairment of goodwill					€ 75
GDP Growth Rate | Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)					6.00%
Forecast | Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)								37.00%
Forecast | Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)								40.00%
Forecast | Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)								30.00%
Forecast | Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)								34.00%
Forecast | Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)								41.00%
Long-term capital expenditure (CapEx) ratio (as a percent)					19.00%
Forecast | Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)								46.00%
Telefónica Chile, S.A. | InfraCo, SpA | KKR Alameda Aggregator L.P.
Disclosure of detailed information about intangible assets [line items]
Proportion of voting equity transferred (as a percent)					60.00%					60.00%	60.00%
Telefónica Chile, S.A. | Telefónica Hispam | InfraCo, SpA | Goodwill | Operating segments | KKR Alameda Aggregator L.P.
Disclosure of detailed information about intangible assets [line items]
Write-offs							€ 137